Earnings (loss) per share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings (loss) per share
18.	Earnings (loss) per share
The computation of net income per share is as follows (in thousands, except per share amounts):

Table 18.1. Earnings (loss) per share
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Net income (loss)	$(482,100)	$32,923	$(417,309)	$81,562
Less: Dividend preference on preferred shares	—	(32,923)	—	(81,562)

Net income (loss) available to common stockholders – basic	$(482,100)	$—	$(417,309)
Net income (loss)	$(482,100)	$32,923	$(417,309)	$81,562
Less: Changes in fair value of convertible debt and warrant liability	—	—	—	(1,053)
Less: Dividend preference on preferred shares	—	(32,923)	—	(80,509)

Net income (loss) available to common stockholders – diluted	$(482,100)	$—	$(417,309)	$—
Weighted-average common shares – basic	107,514	54,396	82,877	54,186
Add: Weighted-average effect of dilutive securities	—	16,020	—	18,790

Weighted-average common shares – diluted	107,514	70,416	82,877	72,976

Earnings (loss) per common share, basic and diluted	$(4.48)	$0.00	$(5.04)	$0.00

The outstanding securities that were excluded from the computation of diluted earnings (loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive are as follows (in thousands):

Table 18.2. Potentially Dilutive Securities
	Three Months Ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Redeemable convertible preferred stock	—	139,237	—	139,237
Stock options and RSUs	37,518	—	37,518	—
Common stock in connection with business combinations	2,103	332	2,103	332
Convertible debt, net of debt discount	1,125	1,617	1,125	—
Warrants	—	1,535	—	—

Total	40,746	142,721	40,746	139,569

19. Earnings (loss) per share
The computation of net income (loss) per share is as follows (in thousands, except per share amounts):
Table 19.1. Earnings (loss) per Share

	Year ended December 31,
	2024	2023	2022
Net income (loss) from continuing operations	$156,991	$271,549	$(761,772)
Net loss from discontinued operations	(1,324)	(3,987)	(7,075)

Net income (loss)	$155,667	$267,562	$(768,847)
Adjustments:
Dividend preference on preferred shares	$(91,044)	$(90,363)	$—
Undistributed earnings allocated to preferred shares	(46,514)	(132,291)	—

Net income (loss) available to common stockholders – basic	$18,109	$44,908	$(768,847)

Changes in fair value of convertible debt and warrant liability	$(1,036)	$(15,264)	$—
Dividend preference on preferred shares	(90,363)	(90,363)	—
Undistributed earnings allocated to preferred shares	(42,154)	(109,037)	—

Net income (loss) available to common stockholders – diluted	$22,114	$52,898	$(768,847)

Weighted-average common shares – basic	54,413	47,265	46,663
Weighted-average effect of dilutive securities	18,629	20,284	—

Weighted-average common shares – diluted	73,042	67,549	46,663
Earnings (loss) per common share:
Basic earnings (loss) per share
Continuing operations	$0.33	$0.95	$(16.33)
Discontinued operations	(0.00)	(0.00)	(0.15)

Basic earnings (loss) per common share	$0.33	$0.95	$(16.48)

Diluted earnings (loss) per common share:
Continuing operations	$0.30	$0.78	$(16.33)
Discontinued operations	(0.00)	(0.00)	(0.15)

Diluted earnings (loss) per common share	$0.30	$0.78	$(16.48)

The outstanding securities that were excluded from the computation of diluted earnings (loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive are as follows (in thousands):
Table 19.2. Potentially Dilutive Securities

	Year ended December 31,
	2024	2023	2022
Redeemable convertible preferred stock	139,762	139,237	139,237
Stock options and RSUs	—	—	32,394
Common stock in connection with business combinations	211	1,027	3,262
Convertible debt	—	—	1,479
Warrants	—	—	1,535

Total	139,973	140,264	177,907